Stock-based Employee Incentive Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 years		Dec. 31, 2013 years		Dec. 31, 2012 years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years 263 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	35.80%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.74%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	1.36%
PSAR Minimum Vesting Amount	0
Outstanding, beginning of year	10,500,000		19,400,000		26,300,000
Granted	1,400,000		700,000	[1]	100,000
Exercised	3,700,000		9,300,000		6,700,000
Expired or forfeited	100,000		300,000		300,000
Outstanding, end of year	8,100,000		10,500,000		19,400,000
Exercisable, end of year	6,100,000		9,800,000		19,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	34,000,000
Maximum vesting percentage for stock options and stock appreciation rights (in hundredths)	100.00%
Number Of Shares Common Stock Received For Each Stock Unit Granted	1
Maximum vesting percentage for restricted stock units (in hundredths)	100.00%
Vesting Percentage For Market Stock Units Range Minimum	0.00%
Vesting Percentage For Market Stock Units Range Maximum	150.00%
Market Stock Unit Vesting Period	three
Minimum Vesting Percentage During Performance Period For Performance Stock Units	0.00%
Maximum Vesting Percentage During Performance Period For Performance Stock Units	200.00%
Status of Company's stock options and stock appreciation rights and changes during the year [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 42.86		$ 41.77		$ 39.34
WeightedAverageExercisePrice [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year weighted average exercise price (in dollars per share)	$ 43.27		$ 39.34		$ 35.18
Stock options and stock appreciation rights granted weighted average exercise price (in dollars per share)	$ 72.36		$ 63.32		$ 44.79
Stock options and stock appreciation rights exercised weighted average exercise price (in dollars per share)	$ 40.50		$ 36.58		$ 22.73
Stock options and stock appreciation rights forfeited weighted average exercise price (in dollars per share)	$ 46.94		$ 47.11		$ 43.02
Stock options and stock appreciation rights outstanding at end of period weighted average exercise price (in dollars per share)	$ 49.37		$ 43.27		$ 39.34
Weighted Average Remaining Contractual Life [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year weighted average remaining contractual life (in years)	3.5		3.5		4.0
Stock options and stock appreciation rights outstanding at end of period weighted average remaining contractual life (in years)	4.2		3.5		3.5
Stock options and stock appreciation rights exercisable at end of year weighted average remaining contractual life (in years)	2.6		3.0		3.5
Aggregate Intrinsic Value [Abstract]
Stock options and stock appreciation rights outstanding at beginning of year aggregate intrinsic value	$ 264,600,000		$ 163,800,000		$ 246,300,000
Stock options and stock appreciation rights exercised aggregate intrinsic value	132,100,000		203,400,000		148,000,000
Stock options and stock appreciation rights outstanding at end of period aggregate intrinsic value	318,300,000		264,600,000		163,800,000
Stock options and stock appreciation rights exercisable at end of year aggregate intrinsic value (in dollars per share)	280,200,000		261,600,000		163,800,000
Assumptions used to calculate grant date fair value of PSARs [Abstract]
Weighted-average per share value (PSARs)	$ 18.64
Dividend yield PSARs (in hundredths)	1.25%
Expected settlement period for PSARs	6 years 44 days
Historical Volatility PSARs (in hundredths)	40.40%
Risk Free Interest Rates PSARs (in hundredths)	0.60%
Initial Price PSARs	64.25
Assumptions used to calculate the weighted-average fair value of options for market stock units [Abstract]
Dividend yield market stock units (in hundredths)	1.30%		1.70%
Historical volatility market stock units (in hundredths)	26.40%		28.10%
Risk-free interest rates market stock units (in hundredths)	0.70%		0.40%
Initial Price for market stock units	72.26		48.48
Summary of the status of restricted stock units, market stock units, and performance stock units [Roll Forward]
Outstanding restricted stock units, market stock units, and performance stock units at beginning of year (in shares)	5,300,000		3,400,000		6,700,000
Restricted stock units, market stock units, and performance stock units during period - Granted (in shares)	2,700,000		3,600,000		4,600,000
Restricted stock units, market stock units, and performance stock units - Vested (in shares)	(2,500,000)		(1,300,000)		(7,700,000)
Restricted stock units, market stock units, and performance stock units - Forfeited (in shares)	(400,000)		(400,000)		(200,000)
Outstanding restricted stock units, market stock units and performance stock units at end of year (in shares)	5,100,000		5,300,000		3,400,000
Outstanding restricted stock units, market stock units, and performance stock units at beginning of year - weighted-average grant date fair value (in dollars per share)	$ 48.82		$ 43.25		$ 33.62
Restricted stock units, market stock units, and performance stock units - weighted-average grant date fair value - Granted (in dollars per share)	$ 71.88		$ 51.22		$ 43.71
Restricted stock units, market stock units, and performance stock units - weighted-average grant date fair value - Vested (in dollars per share)	$ 50.11		$ 41.56		$ 34.69
Restricted stock units, market stock units, and performance stock units - weighted-average grant date fair value - Forfeited (in dollars per share)	$ 56.89		$ 46.65		$ 37.37
Outstanding stock performance units and restricted stock units at end of year - weighted-average grant date fair value (in dollars per share)	$ 58.57		$ 48.82		$ 43.25
Activity under various plans [Abstract]
Cash received from stock option exercises	32,400,000		89,100,000		89,800,000
Intrinsic value of options and SARs exercised and stock units vested	322,800,000		292,000,000		492,500,000
Tax benefits realized for the tax deductions from stock options and stock appreciation rights	87,100,000		98,900,000		172,400,000
Fair value of stock options, stock appreciation rights and stock units vested	106,700,000	[2]	52,100,000	[2]	273,400,000	[2]
Pretax share-based compensation expense in general and administrative expenses recorded	164,000,000		127,000,000		122,000,000
Related tax benefits recorded	37,000,000		35,000,000		32,000,000
Total unrecognized compensation costs related to stock options, stock appreciation rights, restricted stock units, market stock units and performance stock units	174,000,000
Weighted-average period unrecognized compensation costs related to stock options, stock appreciation rights, restricted stock units, market stock units and performance stock units is expected to be recognized (in years)	1.7
PSAR Maximum Vesting Amount	700,000
Share Price	$ 72.26
Price Range $20.00-$30.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	100,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	3.2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 25.62
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	2,900,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Number Of Outstanding Options	100,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Weighted-Average Price	$ 25.62
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Aggregate Intrinsic Value	2,900,000
Price Range $30.00-$40.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	1,900,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	3.4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 32.74
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	104,500,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Number Of Outstanding Options	1,900,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Weighted-Average Price	$ 32.74
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Aggregate Intrinsic Value	104,500,000
Price Range $40.00-$50.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	2,000,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	2.0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 43.92
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	91,200,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Number Of Outstanding Options	2,000,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Weighted-Average Price	$ 43.92
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Aggregate Intrinsic Value	91,200,000
Price Range $50.00-$60.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	2,100,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	2.4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 50.54
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	80,900,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Number Of Outstanding Options	2,100,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Weighted-Average Price	$ 50.54
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Aggregate Intrinsic Value	80,900,000
Price Range $60.00-$70.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	700,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	8.6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 64.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	17,200,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Number Of Outstanding Options	0
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Weighted-Average Price	$ 0.00
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Aggregate Intrinsic Value	0
Price Range $70.00-$80.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	1,300,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	9.0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 72.32
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	21,600,000
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Number Of Outstanding Options	0	[3]
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Weighted-Average Price	$ 72.26
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Aggregate Intrinsic Value	700,000
Total $20.00 - $90.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	8,100,000	[4]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	4.2	[4]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 49.37	[4]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	318,300,000	[4]
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Number Of Outstanding Options	6,100,000	[4]
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Weighted-Average Price	$ 42.86	[4]
Share Based Compensation Shares Exercisable Under Stock Options And Stock Appreciation Rights Plans Exercise Price Range Aggregate Intrinsic Value	280,200,000	[4]
Price Range $80.00-$90.00
Aggregate Intrinsic Value [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	0
Two year vesting period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market Stock Unit Vesting Period			two
Assumptions used to calculate the weighted-average fair value of options for market stock units [Abstract]
Dividend yield market stock units (in hundredths)					1.60%
Historical volatility market stock units (in hundredths)					31.20%
Risk-free interest rates market stock units (in hundredths)					0.20%
Initial Price for market stock units					44.79
Activity under various plans [Abstract]
Weighted average per share fair value of market stock units granted (in dollars per share)					$ 46.36
Three year vesting period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market Stock Unit Vesting Period			three
Assumptions used to calculate the weighted-average fair value of options for market stock units [Abstract]
Dividend yield market stock units (in hundredths)					1.60%
Historical volatility market stock units (in hundredths)					37.50%
Risk-free interest rates market stock units (in hundredths)					0.30%
Initial Price for market stock units					$ 44.79
Activity under various plans [Abstract]
Weighted average per share fair value of market stock units granted (in dollars per share)	$ 74.99		$ 49.31		$ 46.84
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 22.68
PSUs granted in 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of original number of performance stock units original granted in period which vested in period			119.12%		81.67%
PSUs granted in 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of original number of performance stock units original granted in period which vested in period	100.00%		127.08%

[1]	PSARs are included in this table at the maximum amount that could potentially vest.
[2]	The fair value represents the total dollar value of the stock options, SARs and stock units as of the respective grant dates.
[3]	The number of exercisable stock options, SARs and PSARs with exercise prices between $70 and $80 rounded to zero.
[4]	The number of outstanding stock options, SARs and PSARs with exercise prices between $80 and $90 rounded to zero.